Omnibus Incentive Compensation Plan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	$ 466	$ 578
Total compensation cost related to non vested awards	$ 462
Expected period of recognition for unrecognized compensation cost	6 months
Value of unvested units accrued distribution	$ 514
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	217	217
Total compensation cost related to non vested awards	939		$ 939
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	249	$ 361
Total compensation cost related to non vested awards	$ 2,598		$ 2,598